Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
March 31, 2025
VIPF2020-NPRT1-0525
1.830298.119
Bond Funds - 53.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,230,701	66,956,289
Fidelity International Bond Index Fund (a)	2,112,381	19,602,892
Fidelity Long-Term Treasury Bond Index Fund (a)	2,118,060	20,163,930
VIP High Income Portfolio - Initial Class (a)	1,344,534	6,373,092
VIP Investment Grade Bond II Portfolio - Initial Class (a)	17,817,492	168,731,646
TOTAL BOND FUNDS (Cost $293,734,779)		281,827,849

Domestic Equity Funds - 23.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	412,318	21,902,321
VIP Equity-Income Portfolio - Initial Class (a)	655,969	17,875,152
VIP Growth & Income Portfolio - Initial Class (a)	810,183	24,483,728
VIP Growth Portfolio - Initial Class (a)	412,320	36,234,654
VIP Mid Cap Portfolio - Initial Class (a)	167,130	5,592,161
VIP Value Portfolio - Initial Class (a)	701,405	12,442,926
VIP Value Strategies Portfolio - Initial Class (a)	439,220	6,162,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,250,987)		124,693,199

International Equity Funds - 22.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,295,933	40,342,223
VIP Overseas Portfolio - Initial Class (a)	2,976,052	79,787,952
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $69,810,372)		120,130,175

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $1,004,946)	4.19	1,004,946	1,004,945

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $422,801,084)	527,656,168
NET OTHER ASSETS (LIABILITIES) - 0.0%	(79,280)
NET ASSETS - 100.0%	527,576,888

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	72,142	72,142	26	-	-	-	-	0.0%
Total	-	72,142	72,142	26	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	71,173,664	1,916,262	8,973,343	-	(758,844)	3,598,550	66,956,289	7,230,701
Fidelity International Bond Index Fund	21,311,031	763,441	2,438,817	-	12,247	(45,010)	19,602,892	2,112,381
Fidelity Long-Term Treasury Bond Index Fund	18,599,851	1,898,647	1,082,970	184,506	(4,194)	752,596	20,163,930	2,118,060
VIP Contrafund Portfolio - Initial Class	22,926,822	2,738,774	1,893,177	692,738	(31,038)	(1,839,060)	21,902,321	412,318
VIP Emerging Markets Portfolio - Initial Class	44,725,435	1,152,618	8,302,616	-	1,631,852	1,134,934	40,342,223	3,295,933
VIP Equity-Income Portfolio - Initial Class	18,706,116	880,022	2,192,885	136,881	(2,247)	484,146	17,875,152	655,969
VIP Government Money Market Portfolio - Initial Class	3,991,713	1,527,480	4,514,249	20,036	-	1	1,004,945	1,004,946
VIP Growth & Income Portfolio - Initial Class	25,657,037	1,488,135	2,436,337	246,228	(18,734)	(206,373)	24,483,728	810,183
VIP Growth Portfolio - Initial Class	37,996,681	4,121,710	2,352,758	433,707	(66,219)	(3,464,760)	36,234,654	412,320
VIP High Income Portfolio - Initial Class	6,518,530	207,952	382,227	12,288	(1,532)	30,369	6,373,092	1,344,534
VIP Investment Grade Bond II Portfolio - Initial Class	162,490,234	13,747,482	12,208,775	36,861	(167,294)	4,869,999	168,731,646	17,817,492
VIP Mid Cap Portfolio - Initial Class	5,889,310	859,228	521,765	257,255	(11,972)	(622,640)	5,592,161	167,130
VIP Overseas Portfolio - Initial Class	77,372,468	4,281,931	5,911,786	867,483	1,786	4,043,553	79,787,952	2,976,052
VIP Value Portfolio - Initial Class	13,144,687	1,214,955	1,075,656	486,460	(16,827)	(824,233)	12,442,926	701,405
VIP Value Strategies Portfolio - Initial Class	6,529,148	710,392	462,821	115,445	(15,912)	(598,550)	6,162,257	439,220
	537,032,727	37,509,029	54,750,182	3,489,888	551,072	7,313,522	527,656,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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